Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Income Tax Disclosure [Abstract]
Canadian statutory rate	$ (93)	$ 1,460	$ (2,275)
Rate differential for U.S. operations	545	358	(443)
Utilization of unrecognized losses and other tax attributes	(7,404)	(1,768)
Valuation allowance on deferred tax assets	1,538	177	2,636
Permanent differences and other	137	(177)	$ 82
Income tax expense	$ (5,277)	$ 50